Income Taxes (Details) - Schedule of deferred tax assets (liabilities) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets (Liabilities) Detail
Net operating loss deferred tax asset	$ 4,882,000	$ 4,839,900
Gain from change in fair value of derivative financial instruments	(176,600)	(181,300)
Gain from change in fair value of contingent acquisition consideration	73,000	(18,600)
Loss from change in fair value of debt	93,600	93,600
Right of use lease asset	(129,200)
Lease liability	129,500
Stock compensation	182,100
Deferred tax assets (liabilities)	5,054,400	4,733,600
Valuation allowance	(5,054,400)	(4,733,600)
Net deferred tax assets (liabilities)